CONSOLIDATED STATEMENT OF INCOME (LOSS) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net sales	$ 4,353.1	$ 4,517.2	$ 3,793.7
Cost of goods sold	(3,465.3)	(3,555.3)	(3,026.4)
Gross profit	887.8	961.9	767.3
Selling, general and administrative expenses	(552.8)	(549.4)	(539.1)
Income (loss) from operations	335.0	412.5	228.2
Other income (expense)
Interest income	6.5	8.7	6.3
Interest expense	(87.9)	(72.8)	(67.2)
Loss on early extinguishment of debt	0.0	(0.7)	(52.6)
Other income (expense) – net	(6.1)	(60.6)	48.7
Income (loss) from continuing operations before income taxes	247.5	287.1	163.4
(Provision for) benefit from income taxes	(37.8)	(45.4)	(52.4)
Income (loss) from continuing operations	209.7	241.7	111.0
Income (loss) from discontinued operations – net of tax	(155.4)	(130.4)	(49.6)
Gain (loss) on disposition of discontinued operations – net of tax	0.1	2.4	67.3
Net income (loss)	$ 54.4	$ 113.7	$ 128.7
Basic earnings (loss) per share:
Income (loss) from continuing operations (in dollars per share)	$ 2.95	$ 3.21	$ 1.20
Income (loss) from discontinued operations – net of tax (in dollars per share)	(2.18)	(1.73)	(0.53)
Gain (loss) on disposition of discontinued operations – net of tax (in dollars per share)	0	0.03	0.72
Net income (loss) attributable to Terex Corporation (in dollars per share)	0.77	1.51	1.39
Diluted earnings (loss) per share:
Income (loss) from continuing operations (in dollars per share)	2.92	3.14	1.17
Income (loss) from discontinued operations – net of tax (in dollars per share)	(2.16)	(1.69)	(0.52)
Gain (loss) on disposition of discontinued operations – net of tax (in dollars per share)	0	0.03	0.71
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ 0.76	$ 1.48	$ 1.36
Weighted average number of shares outstanding in per share calculation
Basic (in shares)	71.1	75.4	92.8
Diluted (in shares)	71.8	76.9	94.9